SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

DWS ESG Core Equity Fund
Effective on or about March 1, 2022, the following ticker symbols for each class of the fund will change as follows:
Share Class	Current Ticker	New Ticker
Class A	MIDVX	DESAX
Class T	MIDWX	DETSX
Class C	MIDZX	DESCX
Class R	MIDQX	DESRX
Class R6	MIDUX	DESUX
INST Class	MIDIX	DESGX
Class S	MIDTX	DESSX
Please Retain This Supplement for Future Reference
January 14, 2022
PRO_SAISTKR21-77